Tax Status	12 Months Ended
Dec. 31, 2025
EBP 258
EBP, Tax Status [Line Items]
Tax Status	Tax StatusThe IRS has determined and informed the Company by a letter dated July 23, 2018 that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the opinion letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and therefore believes that the Plan is qualified, and the related trust is tax-exempt. U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions by the Plan and has concluded that, as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.